Supplemental Financial Statement Information Supplemental Financial Information (Parenthetical) (Details) - shares	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Authorized	1,044,767,336	1,077,533,798
Issued	1,044,767,336	1,077,533,798
Outstanding	1,044,767,336	1,077,533,798	1,119,800,000	1,119,800,000
Class D Units [Member]
Authorized	2,156,000	3,080,000
Issued	2,156,000	3,080,000
Outstanding	2,156,000	3,080,000